Schedule of Estimated Aggregate Amortization Expense for Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Actual and Estimated Amortization Expense [Line Items]
2012		$ 3,043
Remainder of 2012	933
2013	3,731	3,043
2014	3,731	3,043
2015	3,731	3,043
2016	3,696	3,043
After 2016	21,355	21,301
Net	$ 37,177	$ 36,516	$ 52,959